INCOME TAX - Reconciliation of Difference Between Tax Computed at Statutory Tax Rate and Income Tax (Benefits) Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Profit/(loss) before tax	$ 7,565	$ (9,857)	$ 7,725
Tax at statutory rate of 20% (2021: 20%; 2020: 20%)	1,513	(1,971)	1,545
Foreign income taxed at different rate	1,332	1,465	1,100
Expenses not deductible for tax purpose	241	94	255
Utilization of previously unrecognized tax losses/temporary differences	(697)	(96)	(89)
Tax benefit arising from previously unrecognized tax losses	0	0	(52)
Net deferred tax asset not recognized	382	327	1,151
Written-off deferred tax	0	0	0
Tax exempt on income	(65)	(99)	(57)
Uncertain tax position	(102)	(1,173)	(273)
Return to provision adjustment	(54)	0	(1)
Deferred tax liability arising from undistributed earnings	96	(309)	270
Withholding tax on dividends	163	452	163
Others	(1)	(35)	4
Income tax expenses (benefit) reported in the income statement	$ 2,808	$ (1,345)	$ 4,016